FINANCING AND LOANS - GUARANTEES FOR SUBSIDIARY (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
FINANCING AND LOANS
Value of Financing	R$ 23,709,613
Outstanding Balance	15,789,524
Angra III
FINANCING AND LOANS
Value of Financing	9,981,048
Outstanding Balance	R$ 6,676,475
Angra III | Borrowings from BNDES bank for Angra III project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 6,181,048
Outstanding Balance	R$ 3,471,811
Angra III | Borrowings From CEF bank for Angra III project for Eletronuclear
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 3,800,000
Outstanding Balance	3,204,663
Belo Monte Transmissora de Energia
FINANCING AND LOANS
Value of Financing	589,400
Outstanding Balance	R$ 851,139
Belo Monte Transmissora de Energia | Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Outstanding Balance	R$ 425,568
Belo Monte Transmissora de Energia | Borrowings from State Grid Brazil S.A. bank for Belo Monte Transmissora de Energia S. A. guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 294,700
Outstanding Balance	425,572
Projetos Corporativos Eletrosul
FINANCING AND LOANS
Value of Financing	940,000
Outstanding Balance	R$ 660,148
Projetos Corporativos Eletrosul | Borrowings from FIDC DI bank for Projetos Corporativos Eletrosul guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 690,000
Outstanding Balance	R$ 548,819
Projetos Corporativos Eletrosul | Borrowings from Banco do Brasil for Projetos Corporativos Eletrosul guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 250,000
Outstanding Balance	R$ 111,330
Diversos | Borrowings from Banco do Brasil for Diversos guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 750,000
Outstanding Balance	R$ 762,122
Diversos | Borrowings from Emisso de Debntures for Diversos guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 450,000
Outstanding Balance	450,633
Estao Transmissora de Energia
FINANCING AND LOANS
Value of Financing	949,055
Outstanding Balance	R$ 664,462
Estao Transmissora de Energia | Borrowings from BNDES bank for Estao Transmissora de Energia guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 505,477
Outstanding Balance	R$ 298,566
Estao Transmissora de Energia | Borrowings from BASA bank for Estao Transmissora de Energia guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Outstanding Balance	R$ 197,710
Estao Transmissora de Energia | Borrowings from BASA bank for Estao Transmissora de Energia guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 221,789
Outstanding Balance	168,186
Projetos Corporativos Chesf
FINANCING AND LOANS
Value of Financing	1,903,014
Outstanding Balance	R$ 548,724
Projetos Corporativos Chesf | Borrowings from CEF bank for Projetos Corporativos Chesf guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 200,000
Outstanding Balance	R$ 87,868
Projetos Corporativos Chesf | Borrowings from BNDES bank for Projetos Corporativos Chesf guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 475,454
Outstanding Balance	R$ 151,628
Projetos Corporativos Chesf | Borrowings from BNDES bank for Projetos Corporativos Chesf guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 727,560
Outstanding Balance	R$ 291,981
Projetos Corporativos Chesf | Borrowings from Banco do Brasil for Projetos Corporativos Chesf guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 500,000
Outstanding Balance	R$ 17,247
UHE Simplcio | Borrowings from BNDES bank for UHE Simplcio guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 1,034,410
Outstanding Balance	R$ 454,045
Reinforcement of the Working Capital Structure 2 | Borrowings from Banco do Brasil bank for Reinforcement of the Working Capital Structure 2 project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 405,262
Outstanding Balance	R$ 332,666
Modernization of UHE Furnas and UHE LuizCarlos [Member] | Borrowings from BID bank for Modernization of UHE Furnas and UHE Luiz Carlos Barreto de Carvalho project guaranteed by Furnas
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 427,511
Outstanding Balance	R$ 365,134
Complexo Eolico Livramento - Entorno II | Borrowings from KfW bank for Complexo Elico Livramento - Entorno II guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 282,083
Outstanding Balance	R$ 294,352
Corporate Financing | Borrowings from Banco do Brasil for Corporate Financing guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 400,000
Outstanding Balance	207,488
Complexo So Bernardo
FINANCING AND LOANS
Value of Financing	165,918
Outstanding Balance	R$ 235,335
Complexo So Bernardo | Borrowings from KfW bank for Complexo So Bernardo guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,854
Outstanding Balance	R$ 55,823
Complexo So Bernardo | Borrowings from KfW bank for Complexo So Bernardo guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 136,064
Outstanding Balance	179,512
UHE Maua
FINANCING AND LOANS
Value of Financing	364,834
Outstanding Balance	R$ 206,203
UHE Maua | Borrowings from BNDES bank for UHE Mau guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Outstanding Balance	R$ 103,095
UHE Maua | Borrowings from BNDES/Banco do Brasil for UHE Mau guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 182,417
Outstanding Balance	R$ 103,108
Implementation of PAR and PMIS | Borrowings from BNDES bank for Implementation of PAR and PMIS guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 361,575
Outstanding Balance	R$ 186,943
Porto Velho Transmissora de Energia | Borrowings from BNDES bank for Porto Velho Transmissora de Energia guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 283,411
Outstanding Balance	R$ 192,020
20122014 Investment Plan | Borrowings from BNDES bank for 2012-2014 Investment Plan project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 441,296
Outstanding Balance	R$ 175,353
Linha Verde Transmissora de Energia S.A. | Borrowings from BASA bank for Linha Verde Transmissora guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 185,000
Outstanding Balance	R$ 170,044
Eolicas Casa Nova II and III | Borrowings from BNB bank for Elicas Casa Nova II and III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 158,420
Outstanding Balance	R$ 159,982
Corporate Transmission Projects | Borrowings from BNB bank for Corporate Transmission Projects guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 155,817
Outstanding Balance	R$ 73,481
Rolagem BASA 2008 | Borrowings from Banco do Brasil for Rolagem BASA 2008 guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 208,312
Outstanding Balance	R$ 112,861
UHE Sao Domingos | Borrowings from BNDES bank for UHE So Domingos guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 207,000
Outstanding Balance	R$ 130,746
UHE Batalha | Borrowings from BNDES bank for UHE Batalha guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 224,000
Outstanding Balance	102,676
UHE Passo de So Joo
FINANCING AND LOANS
Value of Financing	198,080
Outstanding Balance	R$ 97,029
UHE Passo de So Joo | Borrowings from BNDES bank for UHE Passo de So Joo guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 183,330
Outstanding Balance	R$ 89,622
UHE Passo de So Joo | Borrowings from BNDES bank for UHE Passo de So Joo guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 14,750
Outstanding Balance	R$ 7,407
Innovation Projects | Borrowings from FINEP bank for Innovation Projects guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 268,503
Outstanding Balance	R$ 92,482
Rio Branco Transmissora | Borrowings from BNDES bank for Rio Branco Transmissora guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 138,000
Outstanding Balance	79,230
Projetos Corporativos Furnas
FINANCING AND LOANS
Value of Financing	85,000
Outstanding Balance	R$ 42,511
Projetos Corporativos Furnas | Borrowings from Banco do Brasil for Projetos Corporativos Furnas guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,000
Outstanding Balance	R$ 17,505
Projetos Corporativos Furnas | Borrowings from Banco do Brasil for Projetos Corporativos Furnas guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 50,000
Outstanding Balance	25,007
RS Energia
FINANCING AND LOANS
Value of Financing	189,532
Outstanding Balance	R$ 52,505
RS Energia | Borrowings from BNDES bank for RS Energia guaranteed by Eletrobras, one
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 126,221
Outstanding Balance	R$ 18,441
RS Energia | Borrowings from BNDES bank for RS Energia guaranteed by Eletrobras, two
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 41,898
Outstanding Balance	R$ 22,613
RS Energia | Borrowings from BNDES bank for RS Energia guaranteed by Eletrobras, three
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 9,413
Outstanding Balance	R$ 5,626
RS Energia | Borrowings from BNDES bank for RS Energia guaranteed by Eletrobras, four
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 12,000
Outstanding Balance	R$ 5,825
Ribeiro Gonc/Balsas | Borrowings from BNB bank for Ribeiro Gon./Balsas guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 70,000
Outstanding Balance	R$ 44,691
Cerro Chato I, II and III | Borrowings from Banco do Brasil for Cerro Chato I, II and III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 223,419
Outstanding Balance	R$ 16,328
UHE Baguari | Borrowings from BNDES bank for UHE Baguari guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 60,153
Outstanding Balance	R$ 25,318
Expansion of Sul de Transmissao System | Borrowings from BNDES bank for Expansion of the Sistema Sul de Transmisso project guaranteed by Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 29,074
Outstanding Balance	R$ 21,191
Expansion of Lechuga Substation | Borrowings from BNDES bank for Expansion of the Lechuga Substation project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 35,011
Outstanding Balance	R$ 17,502
Brazil-Uruguay Interconnection | Borrowings from BNDES bank for Brazil-Uruguay Interconnection project guaranteed by Eletrosul
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 21,827
Outstanding Balance	R$ 15,908
Subestao Miramar/ Tucuru | Borrowings from BNDES bank for Miramar/Tucuru Substation project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 31,000
Outstanding Balance	R$ 14,549
Lechuga/J. Teixeira | Borrowings from BASA bank for Lechuga/J. Teixeira guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 25,720
Outstanding Balance	R$ 14,777
Miranda II | Borrowings from BNDES bank for Miranda II guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 47,531
Outstanding Balance	R$ 8,785
SC Energia | Borrowings from BNDES bank for So Luis II e III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 67,017
Outstanding Balance	R$ 7,381
Nobres Substation | Borrowings from BNDES bank for Nobres Substation project guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 10,000
Outstanding Balance	R$ 4,322
Sao Luis II and III | Borrowings from BNDES bank for So Luis II e III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 13,653
Outstanding Balance	5,000
Santa Vitoria do Palmar Holding S.A.
FINANCING AND LOANS
Value of Financing	428,533
Outstanding Balance	R$ 416,479
Santa Vitoria do Palmar Holding S.A. | Borrowings from BNDES bank for Santa Vitria do Palmar Holding S.A. guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 249,458
Outstanding Balance	R$ 234,787
Santa Vitoria do Palmar Holding S.A. | Borrowings from BRDE bank for Santa Vitria do Palmar Holding S.A. guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 123,501
Outstanding Balance	R$ 118,055
Santa Vitoria do Palmar Holding S.A. | Borrowings through Issuance of Debentures for Santa Vitria do Palmar Holding S.A. guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	61.75%
Value of Financing	R$ 55,575
Outstanding Balance	63,637
Elicas Hermenegildo
FINANCING AND LOANS
Value of Financing	448,720
Outstanding Balance	R$ 368,855
Elicas Hermenegildo | Borrowings from BNDES bank for Elicas Hermenegildo I guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 93,358
Outstanding Balance	R$ 76,511
Elicas Hermenegildo | Borrowings from BRDE bank for Elicas Hermenegildo I guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 40,699
Outstanding Balance	R$ 33,564
Elicas Hermenegildo | Borrowings from BNDES bank for Elicas Hermenegildo II guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,579
Outstanding Balance	R$ 89,804
Elicas Hermenegildo | Borrowings from BRDE bank for Elicas Hermenegildo II guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,770
Outstanding Balance	R$ 39,396
Elicas Hermenegildo | Borrowings from BNDES bank for Elicas Hermenegildo III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 109,555
Outstanding Balance	R$ 90,199
Elicas Hermenegildo | Borrowings from BRDE bank for Elicas Hermenegildo III guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 47,759
Outstanding Balance	39,382
Transmissora Sul Brasileira de Energia S.A.
FINANCING AND LOANS
Value of Financing	328,608
Outstanding Balance	R$ 277,963
Transmissora Sul Brasileira de Energia S.A. | Borrowings from BNDES bank for Transmissora Sul Litornea de Energia guaranteed by Eletrosul
FINANCING AND LOANS
Company Stake	51.00%
Value of Financing	R$ 252,108
Outstanding Balance	R$ 198,731
Transmissora Sul Brasileira de Energia S.A. | Borrowings through issuance of debtures for Transmissora Sul Litornea de Energia guaranteed by Eletrosul
FINANCING AND LOANS
Company Stake	51.00%
Value of Financing	R$ 76,500
Outstanding Balance	R$ 79,232
Transmissora Sul Brasileira de Energia S.A. | Borrowings through Issuance of Debentures for Transmissora Sul Brasileira de Energia S.A. guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	100.00%
Value of Financing	R$ 77,550
Outstanding Balance	116,474
Eolica Chui IX S/A
FINANCING AND LOANS
Value of Financing	45,314
Outstanding Balance	R$ 37,212
Eolica Chui IX S/A | Borrowings from BNDES bank for Elica Chu IX S/A guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 31,558
Outstanding Balance	R$ 25,865
Eolica Chui IX S/A | Borrowings from BRDE bank for Elica Chu IX S/A guaranteed by Eletrobras
FINANCING AND LOANS
Company Stake	99.99%
Value of Financing	R$ 13,757
Outstanding Balance	11,346
TDG - Transmissora Delmiro Gouveia S.A.
FINANCING AND LOANS
Value of Financing	88,110
Outstanding Balance	R$ 75,268